Leases - Lessee: Supplemental Cash Flow Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Schedule Of Cash Flow Information Related To Lease [Abstract]
Operating Leases, Cash flows from operating activities	¥ 52,759	¥ 50,369	¥ 47,321
Operating Leases, Cash flows from financing activities	0	0	0
Operating Leases, Right-of-use assets obtained in exchange for lease liabilities	27,427	39,823	37,816
Finance Leases, Cash flows from operating activities	84	150	106
Finance Leases, Cash flows from financing activities	664	781	878
Finance Leases, Right-of-use assets obtained in exchange for lease liabilities:	¥ 1,481	¥ 93	¥ 278